Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Loan From Non-controlling Shareholder
(a)	Loan from a non-controlling shareholder

	December 31,
	2021	2020
Loan - current	$1,582	$6,155
Loan - non - current	4,708	6,130
	$6,290	$12,285

Schedule of Related Party Transactions and Balances
(b)	The Company entered into the following transactions in the normal course of operations with related parties:

	For the year ended December 31,
	2021	2020	2019
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$830	$776	$775
Rent expenses to Dalian Jin Gang Group (“Jin Gang”).	21	22	36
	$851	$798	$811